Women in Leadership U.S. Equity Portfolio
Women in Leadership U.S. Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Women in Leadership U.S. Equity Portfolio Women in Leadership U.S. Equity Portfolio
Management Fees	0.55%
Other Expenses	0.56%	[1]
Total Annual Portfolio Operating Expenses	1.11%
Fee Waivers and Expense Reimbursements	0.26%	[2]
Net Expenses	0.85%	[3]
[1]	(includes 0.20% shareholder servicing fees payable to Glenmede Trust)
[2]	Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[3]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Women in Leadership U.S. Equity Portfolio | Women in Leadership U.S. Equity Portfolio | USD ($)	87	327	586	1,328

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S that are demonstrating commitment to advancing women through gender diversity on their boards or in management (“Women in Leadership” criteria). The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018.

The Advisor uses a screening process to identify, at the time of investment, companies that satisfy its Women in Leadership criteria. The Advisor’s screening process uses positive screening to preference companies that meet its Women in Leadership criteria by the inclusion of women in significant roles including, but not limited to, a chairwoman, female board members, a female chief executive officer or women in management positions. After identifying companies that meet these criteria, the Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that have Women in Leadership roles and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Strategy Risk: Since the Portfolio seeks to make investments consistent with its Women in Leadership criteria, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. The application of Women in Leadership criteria will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Women in Leadership U.S. Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 7.22% (for the quarter ended December 31, 2017) and the lowest quarterly return was -12.82% (for the quarter ended December 31, 2018).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Women in Leadership U.S. Equity Portfolio		Past 1 Year	Since Inception	Inception Date
Women in Leadership U.S. Equity Portfolio		(8.60%)	8.53%	Dec. 22, 2015
Women in Leadership U.S. Equity Portfolio | Return After Taxes on Distributions		(9.55%)	7.90%	Dec. 22, 2015
Women in Leadership U.S. Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		(4.36%)	6.62%	Dec. 22, 2015
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		(4.78%)	9.13%	Dec. 22, 2015
Morningstar Large Blend Average	[1]	(8.53%)	6.73%	Dec. 22, 2015
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.